Employee Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2012	2011	2010
	(Amounts in thousands except share and per share amounts)
Shares issued	110,054	113,107	157,363
Issuance price ranges	$46.33 – $51.78	$44.04 – $51.19	$28.26 – $41.16
Issuance proceeds	$5,399	$5,262	$5,112